Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Summary of Components of Lease Cost
The components of lease cost were as follows:
Puget Energy and
Puget Sound Energy

	Year Ended December 31,
(Dollars in Thousands)	2025	2024
Finance lease cost:
Amortization of right-of-use asset	$4,583	$3,915
Interest on lease liabilities	4,217	3,192

Total finance lease cost 1	$8,800	$7,107

Operating lease cost:
Purchased power leases:

	Year Ended December 31,
(Dollars in Thousands)	2025		2024
Operating lease cost	$77,294		$—
Variable lease cost	87,450		—

Total purchased power lease cost	$164,744		$—
Other operating lease cost 2	26,357		24,993

Total operating lease cost 3	$191,101	$191,102	$24,993

1.	Includes $1.3 million and $2.0 million recorded to CWIP via construction support overhead related to finance leases for the years ended December 31, 2025 and December 31, 2024, respectively.
2.	Includes $1.8 million and $1.7 million allocated to Puget LNG at Puget Energy related to the Port of Tacoma lease for the years ended December 31, 2025 and December 31, 2024, respectively.
3.	Includes $9.5 million and $8.8 million recorded to CWIP via construction support overhead related to operating leases for the years ended December 31, 2025 and December 31, 2024, respectively.
Supplemental cash flow information related to leases was as follows:
Puget Energy and
Puget Sound Energy

	Year Ended December 31,
(Dollars in Thousands)	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow for operating leases 1	$181,573	$17,038
Investing cash flow for operating leases	10,855	7,955
Operating cash flow for finance leases	4,217	3,192
Financing cash flow for finance leases	3,256	3,915
Non-cash disclosure upon commencement of new lease
Right-of-use assets obtained in exchange for new operating lease liabilities	$300,002	$4,093
Right-of-use assets obtained in exchange for new finance lease liabilities	75,145	1,832
Non-cash disclosure upon modification of existing lease
Modification of operating lease right-of-use assets	$70,502	$1,996

1	Includes $1.8 million and $1.7 million allocated to Puget LNG at Puget Energy related to the Port of Tacoma lease for the years ended December 31, 2025 and December 31, 2024, respectively.

Summary of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:
Puget Energy and
Puget Sound Energy

	At December 31,
(Dollars in Thousands)	2025	2024
Operating Leases
Operating lease right-of-use assets - other	$244,055	$181,397
Operating lease right-of-use assets - purchased power	216,935	$—

Total operating lease right-of-use assets	$460,990	$181,397

Operating lease liabilities - other, current	$21,830	$22,761
Operating lease liabilities - purchased power, current	82,410	—

	At December 31,
(Dollars in Thousands)	2025	2024
Operating lease liabilities - other, long-term	230,686	166,700
Operating lease liabilities - purchased power, long-term	134,673	—

Total operating lease liabilities:	$469,599	$189,461

Finance Leases
Common plant	$124,343	$53,594
Natural gas plant	209	310
Electric plant	34,924	37,141

Total finance lease assets	$159,476	$91,045

Other current liabilities	$5,586	$3,786
Finance lease liabilities	167,426	96,850

Total finance lease liabilities	$173,012	$100,636

Weighted Average Remaining Lease Term
Operating leases	12.1 Years	21.2 Years
Finance leases	17.7 Years	16.9 Years
Weighted Average Discount Rate
Operating leases	4.52%	3.76%
Finance leases	4.47%	3.10%

Summary of Estimated Future Minimum Lease Payments
The following table summarizes the Company’s estimated future minimum lease payments for commenced leases as of December 31,
2025
:
Puget Energy and
Puget Sound Energy

(Dollars in Thousands)	Future Minimum Lease Payments
At December 31,	Operating Leases	Finance Leases
2026	$117,569	$12,683
2027	117,713	12,637
2028	42,320	12,833
2029	36,941	12,805
2030	38,006	13,036
Thereafter	248,209	192,781

Total lease payments	$600,758	$256,775

Less imputed interest	(131,159)	(83,763)

Total net present value	$469,599	$173,012